Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended	60 Months Ended	62 Months Ended	65 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
Jensen Quality Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Jensen Quality Growth ETF NAV
Average Annual Return, Percent	5.56%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		11.09%	10.89%	12.30%
Class J
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class J
Average Annual Return, Percent		10.77%	10.63%	12.04%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		11.04%	10.91%	12.32%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		3.35%	11.83%			8.29%
Class J
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class J
Average Annual Return, Percent		3.16%	11.56%			8.06%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		3.43%	11.84%		8.99%
S&P 500 TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR Index
Average Annual Return, Percent	11.83%
MSCI ACWI Net Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent		13.65%	13.37%	14.99%
MSCI ACWI Net Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent		13.65%	13.37%	14.99%
MSCI ACWI Net Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent		13.65%	13.37%	14.99%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Total Return Index
Average Annual Return, Percent		13.12%	15.34%			12.21%
Russell Midcap Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Total Return Index
Average Annual Return, Percent		10.32%	12.69%			9.26%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Total Return Index
Average Annual Return, Percent		13.12%	15.34%			12.21%
Russell Midcap Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Total Return Index
Average Annual Return, Percent		10.32%	12.69%			9.26%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Total Return Index
Average Annual Return, Percent		13.12%	15.34%		12.57%
Russell Midcap Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Total Return Index
Average Annual Return, Percent		10.32%	12.69%		9.10%